TIAA SEPARATE ACCOUNT VA-1 (“VA-1”)

SUPPLEMENT NO. 2
dated January 14, 2022 to the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented through August 2, 2021

Effective immediately, Laura Starks is no longer a Manager of the Management Committee of VA-1. Therefore, all references in the SAI to Ms. Starks being a Manager of VA-1 are hereby deleted.

A41181 (1/22)